Amounts Recognized in Accumulated Other Comprehensive Loss, Pre-Tax (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Schedule of Pension and Other Postretirment Benefits Recgonized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	$ (93,010)	¥ (7,665,000)	¥ (6,874,000)
Prior service benefit	34,037	2,805,000	3,497,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax, Total	$ (58,973)	¥ (4,860,000)	¥ (3,377,000)